Sales and marketing expenses (Tables)	3 Months Ended
Mar. 31, 2020
Sales and marketing expenses
Schedule of sales and marketing expenses

	March 31, 2020	March 31, 2019
Consulting	$100,728	$126,853
Marketing	48,146	117,382
Salaries	201,353	127,765
	$350,227	$372,000